DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.3%
Australia — 0.1%
MMG Ltd. *
(Cost $28,010)
43,148 50,836
Brazil — 2.8%
Ambev SA
37,774 109,570
Axia Energia
10,637 109,048
B3 SA — Brasil Bolsa Balcao
42,000 131,474
Banco Bradesco SA
15,812 46,293
Banco BTG Pactual S.A
10,312 108,880
Banco do Brasil SA
15,311 61,285
BB Seguridade Participacoes SA
5,580 43,507
Caixa Seguridade Participacoes
S/A
5,659 21,122
Cia de Saneamento Basico do
Estado de Sao Paulo
21,239 103,622
Companhia Paranaense de
Energia
17,533 50,587
CPFL Energia SA
1,579 13,573
Embraer SA
5,943 107,229
Energisa SA
2,667 24,706
Eneva SA *
8,032 40,628
Engie Brasil Energia SA
2,493 14,136
Equatorial SA
9,437 66,786
Itau Unibanco Holding SA
4,037 33,548
Klabin SA
6,105 22,268
Localiza Rent a Car SA
7,473 50,579
MBRF Global Foods Co. SA
5,369 18,921
Motiva Infraestrutura de
Mobilidade SA
8,717 26,009
NU Holdings Ltd., Class A *
30,986 450,846
Petroleo Brasileiro SA
32,837 318,702
Porto Seguro SA
1,930 18,281
PRIO SA *
7,235 87,520
Raia Drogasil SA
11,521 43,580
Rede D'Or Sao Luiz SA, 144A
6,837 46,420
Rumo SA
10,675 31,068
Suzano SA
5,392 47,140
Telefonica Brasil SA
6,476 37,307
TIM SA
7,736 27,785
Ultrapar Participacoes SA
5,966 40,091
Vale SA
31,581 474,487
Vibra Energia SA
9,463 62,861
WEG SA
12,797 123,857
XP, Inc., Class A
3,645 66,448
(Cost $1,885,909)
3,080,164
Canada — 0.1%
China Gold International
Resources Corp. Ltd.
(Cost $37,299)
2,051 67,037
Chile — 0.4%
Banco de Chile
398,931 82,280
Number
of Shares Value $
Banco de Credito e Inversiones
SA
703 48,583
Banco Santander Chile
617,631 53,277
Cencosud SA
9,797 20,532
Empresas Copec SA
3,605 25,570
Enel Chile SA
175,826 15,071
Falabella SA
6,223 41,205
Latam Airlines Group SA
3,088,978 79,828
Plaza SA
6,618 27,874
(Cost $267,374)
394,220
China — 16.6%
360 Security Technology, Inc.,
Class A
6,016 8,256
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,600 4,396
3SBio, Inc., 144A *
17,170 35,311
AAC Technologies Holdings, Inc.
6,614 37,549
Accelink Technologies Co. Ltd.,
Class A *
400 10,711
Advanced Fiber Resources
Zhuhai Ltd., Class A
200 9,497
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
505 27,211
AECC Aviation Power Co. Ltd.,
Class A
1,200 6,905
Agricultural Bank of China Ltd.,
Class A
45,000 46,352
Agricultural Bank of China Ltd.,
Class H
230,313 186,432
Aier Eye Hospital Group Co. Ltd.,
Class A
4,684 5,724
Air China Ltd., Class A *
8,200 7,116
Akeso, Inc., 144A *
5,513 63,229
Aluminum Corp. of China Ltd.,
Class A
8,012 11,652
Aluminum Corp. of China Ltd.,
Class H
31,423 34,356
Anhui Conch Cement Co. Ltd.,
Class A
1,500 3,941
Anhui Conch Cement Co. Ltd.,
Class H
10,622 22,942
Anhui Gujing Distillery Co. Ltd.,
Class A
272 3,713
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,300 4,058
Anhui Tongguan Copper Foil
Group Co. Ltd., Class A
500 9,226
Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A
200 7,115
Anker Innovations Technology
Co. Ltd., Class A
200 3,744
ANTA Sports Products Ltd.
11,373 112,737
Avary Holding Shenzhen Co.
Ltd., Class A
1,030 14,304

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Baidu, Inc., Class A *
17,916 219,880
Baiyin Nonferrous Group Co.
Ltd., Class A *
7,300 7,465
Bank of Beijing Co. Ltd., Class A
12,500 9,954
Bank of Changsha Co. Ltd.,
Class A
4,992 7,200
Bank of Chengdu Co. Ltd., Class
A
2,451 6,950
Bank of China Ltd., Class A
20,600 19,962
Bank of China Ltd., Class H
576,758 434,126
Bank of Communications Co.
Ltd., Class A
26,100 28,127
Bank of Communications Co.
Ltd., Class H
61,638 61,336
Bank of Hangzhou Co. Ltd.,
Class A
3,560 8,865
Bank of Jiangsu Co. Ltd., Class A
11,454 20,612
Bank of Nanjing Co. Ltd., Class A
5,700 9,893
Bank of Ningbo Co. Ltd., Class A
3,770 19,147
Bank of Shanghai Co. Ltd., Class
A
8,440 11,910
Baoshan Iron & Steel Co. Ltd.,
Class A
14,600 12,648
Beijing Compass Technology
Development Co. Ltd., Class A
500 6,348
Beijing Kingsoft Office Software,
Inc., Class A
252 9,364
Beijing New Building Materials
PLC, Class A
1,470 3,689
Beijing Tong Ren Tang Co. Ltd.,
Class A
900 3,200
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,350 15,540
Bilibili, Inc., Class Z *
2,279 37,535
Biwin Storage Technology Co.
Ltd., Class A
225 7,889
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A
3,300 6,926
BOC International China Co.
Ltd., Class A
2,100 3,754
BOE Technology Group Co. Ltd.,
Class A
18,900 16,908
BYD Co. Ltd., Class A
2,900 38,073
BYD Co. Ltd., Class H
32,094 357,034
BYD Electronic International
Co. Ltd.
6,393 22,021
Caitong Securities Co. Ltd.,
Class A
3,204 4,240
Cambricon Technologies Corp.
Ltd., Class A
312 51,651
CGN Power Co. Ltd., Class H,
144A
97,201 37,636
Changjiang Securities Co. Ltd.,
Class A
1,400 1,928
Chaozhou Three-Circle Group
Co. Ltd., Class A
864 14,790
Number
of Shares Value $
Chifeng Jilong Gold Mining
Group Ltd., Class A
700 4,877
China CITIC Bank Corp. Ltd.,
Class A
6,700 8,826
China CITIC Bank Corp. Ltd.,
Class H
68,628 73,151
China Coal Energy Co. Ltd.,
Class H
16,452 25,459
China Construction Bank Corp.,
Class A
12,800 20,920
China Construction Bank Corp.,
Class H
725,365 879,124
China CSSC Holdings Ltd.,
Class A
4,012 20,352
China Eastern Airlines Corp.
Ltd., Class A *
11,535 5,992
China Energy Engineering Corp.
Ltd., Class A
23,540 8,725
China Everbright Bank Co. Ltd.,
Class A
27,100 11,980
China Feihe Ltd., 144A
29,193 10,447
China Galaxy Securities Co. Ltd.,
Class A
3,700 6,807
China Galaxy Securities Co. Ltd.,
Class H
31,268 31,414
China Greatwall Technology
Group Co. Ltd., Class A *
700 1,520
China Hongqiao Group Ltd.
28,066 81,708
China International Capital Corp.
Ltd., Class A
1,549 8,008
China International Capital Corp.
Ltd., Class H, 144A
15,136 43,525
China Jushi Co. Ltd., Class A
1,804 11,796
China Life Insurance Co. Ltd.,
Class A
400 2,292
China Life Insurance Co. Ltd.,
Class H
64,701 250,106
China Longyuan Power Group
Corp. Ltd., Class H
18,850 13,070
China Mengniu Dairy Co. Ltd.
24,194 55,867
China Merchants Bank Co. Ltd.,
Class A
10,963 65,469
China Merchants Bank Co. Ltd.,
Class H
32,224 209,456
China Merchants Energy
Shipping Co. Ltd., Class A
4,324 12,068
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
4,300 6,285
China Merchants Securities Co.
Ltd., Class A
3,900 10,861
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
3,800 3,694
China Minsheng Banking Corp.
Ltd., Class A
22,300 11,717
China Minsheng Banking Corp.
Ltd., Class H
62,747 27,857

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
China National Building Material
Co. Ltd., Class H
29,970 13,784
China National Chemical
Engineering Co. Ltd., Class A
4,000 4,430
China National Nuclear Power
Co. Ltd., Class A
10,400 13,762
China National Software &
Service Co. Ltd., Class A *
10 50
China Nonferrous Mining Corp.
Ltd.
11,719 24,758
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,400 8,465
China Oilfield Services Ltd.,
Class H
16,265 15,293
China Pacific Insurance Group
Co. Ltd., Class A
3,900 18,576
China Pacific Insurance Group
Co. Ltd., Class H
23,461 90,450
China Petroleum & Chemical
Corp., Class A
20,600 16,742
China Petroleum & Chemical
Corp., Class H
198,296 121,050
China Railway Group Ltd., Class
A
12,300 8,019
China Railway Group Ltd., Class
H
30,224 13,283
China Rare Earth Resources And
Technology Co. Ltd., Class A
100 924
China Resources
Microelectronics Ltd., Class A
893 8,160
China Resources Mixc Lifestyle
Services Ltd., 144A
6,666 33,252
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
429 1,564
China Shenhua Energy Co. Ltd.,
Class A
3,029 21,993
China Shenhua Energy Co. Ltd.,
Class H
28,662 169,520
China Southern Airlines Co. Ltd.,
Class A *
7,700 5,742
China State Construction
Engineering Corp. Ltd., Class
A
22,600 14,566
China Three Gorges Renewables
Group Co. Ltd., Class A
14,675 8,104
China Tourism Group Duty Free
Corp. Ltd., Class A
1,200 9,374
China Tower Corp. Ltd., Class
H, 144A
36,189 42,106
China Tungsten And Hightech
Materials Co. Ltd., Class A
1,200 11,753
China United Network
Communications Ltd., Class A
19,199 12,288
China XD Electric Co. Ltd., Class
A
4,100 7,726
China Yangtze Power Co. Ltd.,
Class A
12,500 52,265
Number
of Shares Value $
China Zheshang Bank Co. Ltd.,
Class A
5,070 2,189
Chongqing Afari Technology Co.
Ltd., Class A *
5,500 6,803
Chongqing Changan Automobile
Co. Ltd., Class A
362 381
Chongqing Polycomp
International Corp., Class A
1,700 7,844
Chongqing Rural Commercial
Bank Co. Ltd., Class A
2,544 2,575
Chongqing Rural Commercial
Bank Co. Ltd., Class H
21,731 18,131
CICT Mobile Communication
Technology Co. Ltd., Class A *
3,620 7,431
CITIC Ltd.
39,281 65,999
CITIC Securities Co. Ltd., Class A
6,410 26,525
CITIC Securities Co. Ltd., Class
H
11,393 39,767
CMOC Group Ltd., Class A
8,400 23,831
CMOC Group Ltd., Class H
29,283 62,948
CNGR Advanced Material Co.
Ltd., Class A
840 4,999
CNPC Capital Co. Ltd., Class A
5,700 6,194
Contemporary Amperex
Technology Co. Ltd., Class A
2,353 127,331
Contemporary Amperex
Technology Co. Ltd., Class H
1,509 115,411
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,100 6,008
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H
10,196 21,645
COSCO SHIPPING Holdings Co.
Ltd., Class A
6,930 17,536
COSCO SHIPPING Holdings Co.
Ltd., Class H
18,865 41,444
CRRC Corp. Ltd., Class A
17,600 16,295
CRRC Corp. Ltd., Class H
37,168 25,321
CSC Financial Co. Ltd., Class A
2,433 9,271
CSPC Innovation Pharmaceutical
Co. Ltd., Class A *
1,200 7,895
CSPC Pharmaceutical Group
Ltd.
71,730 84,556
Daqin Railway Co. Ltd., Class A
7,015 4,970
Datang International Power
Generation Co. Ltd., Class A
9,200 8,011
Dongfang Electric Corp. Ltd.,
Class A
2,280 8,739
Dongxing Securities Co. Ltd.,
Class A
600 1,257
Dosilicon Co. Ltd., Class A *
400 7,135
East Money Information Co. Ltd.,
Class A
7,388 21,323
Eastroc Beverage Group Co.
Ltd., Class A
341 6,090
Ecovacs Robotics Co. Ltd., Class
A
500 3,920

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Empyrean Technology Co. Ltd.,
Class A
400 5,937
ENN Energy Holdings Ltd.
7,015 44,443
ENN Natural Gas Co. Ltd., Class
A
2,700 7,351
Eoptolink Technology, Inc. Ltd.,
Class A
744 44,505
Eve Energy Co. Ltd., Class A
728 5,717
Everbright Securities Co. Ltd.,
Class A
2,000 4,382
EverProX Technologies Co. Ltd.,
Class A
200 6,270
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
1,300 8,216
Focus Media Information
Technology Co. Ltd., Class A
8,020 5,933
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
2,151 10,767
Founder Securities Co. Ltd.,
Class A
1,900 1,946
Foxconn Industrial Internet Co.
Ltd., Class A
5,443 52,533
Full Truck Alliance Co. Ltd., ADR
6,416 54,344
Fuyao Glass Industry Group Co.
Ltd., Class A
600 5,054
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
4,839 33,923
Ganfeng Lithium Group Co. Ltd.,
Class A
480 3,850
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
4,632 24,193
GD Power Development Co.
Ltd., Class A
7,854 6,056
GDS Holdings Ltd., Class A *
9,833 40,394
Genscript Biotech Corp. *
10,371 44,826
GF Securities Co. Ltd., Class A
3,700 12,017
GF Securities Co. Ltd., Class H
9,574 22,694
Giant Biogene Holding Co. Ltd.,
144A
3,858 12,679
Giant Network Group Co. Ltd.,
Class A
1,500 6,129
GigaDevice Semiconductor, Inc.,
Class A
333 20,124
GoerTek, Inc., Class A
2,100 7,580
Goldenmax International Group
Ltd., Class A
700 7,893
Goldwind Science & Technology
Co. Ltd., Class A
1,138 3,107
Gotion High-tech Co. Ltd., Class
A
1,200 4,771
Grace Fabric Technology Co.
Ltd., Class A
400 8,785
Great Wall Motor Co. Ltd., Class
H
19,307 19,434
Gree Electric Appliances, Inc. of
Zhuhai, Class A
800 4,638
Guangdong Dtech Technology
Co. Ltd., Class A
200 12,499
Number
of Shares Value $
Guangdong Fenghua Advanced
Technology Holding Co. Ltd.,
Class A
1,000 8,318
Guangdong Haid Group Co. Ltd.,
Class A
901 6,200
Guangdong HEC Technology
Holding Co. Ltd., Class A *
2,000 9,866
Guangdong Songfa Ceramics
Co. Ltd., Class A *
300 8,673
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
640 3,471
Guolian Minsheng Securities Co.
Ltd., Class A
1,900 2,511
Guosen Securities Co. Ltd.,
Class A
4,200 6,408
Guotai Haitong Securities Co.
Ltd.
8,092 21,609
Guotai Haitong Securities Co.
Ltd., Class H, 144A
19,622 38,050
Guoyuan Securities Co. Ltd.,
Class A
30 34
H World Group Ltd., ADR
1,584 74,955
Haidilao International Holding
Ltd., 144A
13,955 20,901
Haier Smart Home Co. Ltd.,
Class A
2,100 6,621
Haier Smart Home Co. Ltd.,
Class H
21,323 58,650
Hainan Airlines Holding Co. Ltd.,
Class A *
33,864 6,553
Hainan Airport Infrastructure Co.
Ltd., Class A
13,900 5,710
Haisco Pharmaceutical Group
Co. Ltd., Class A
500 4,972
Haitian International Holdings
Ltd.
6,127 14,156
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
300 12,460
Hangzhou First Applied Material
Co. Ltd., Class A
1,600 3,639
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,300 6,610
Hangzhou Tigermed Consulting
Co. Ltd., Class A
174 1,367
Hansoh Pharmaceutical Group
Co. Ltd., 144A
10,391 46,848
Haohua Chemical Science &
Technology Co. Ltd., Class A
1,000 7,891
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
621 2,540
Henan Shijia Photons
Technology Co. Ltd., Class A
385 9,050
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,808 6,475
Hengan International Group Co.
Ltd.
5,475 15,436
Hengli Petrochemical Co. Ltd.,
Class A
3,602 10,375

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Hengtong Optic-electric Co. Ltd.,
Class A
1,100 11,032
Hgtech Co. Ltd., Class A
600 9,355
Hithink RoyalFlush Information
Network Co. Ltd., Class A
473 16,137
Horizon Robotics *
59,938 36,092
Hoshine Silicon Industry Co.
Ltd., Class A *
500 2,584
Hua Hong Grace Semiconductor
Ltd., Class A *
200 7,621
Hua Hong Grace Semiconductor
Ltd., Class H, 144A *
6,530 102,468
Huadian Power International
Corp. Ltd., Class A
6,600 4,509
Huadong Medicine Co. Ltd.,
Class A
1,300 5,275
Huafon Chemical Co. Ltd., Class
A
2,500 4,421
Huaneng Power International,
Inc., Class A
6,000 5,966
Huaneng Power International,
Inc., Class H
34,716 24,470
Huaqin Co. Ltd., Class A
700 8,502
Huatai Securities Co. Ltd., Class
A
3,600 10,406
Huatai Securities Co. Ltd., Class
H, 144A
10,359 23,352
Huaxia Bank Co. Ltd., Class A
2,800 2,597
Huayu Automotive Systems Co.
Ltd., Class A
1,600 3,680
Hubei Feilihua Quartz Glass Co.
Ltd., Class A *
300 4,265
Huizhou Desay Sv Automotive
Co. Ltd., Class A
400 5,254
Hundsun Technologies, Inc.,
Class A
389 1,274
Hwatsing Technology Co. Ltd.,
Class A
263 10,203
Hygon Information Technology
Co. Ltd., Class A
1,317 49,773
IEIT Systems Co. Ltd., Class A
921 11,677
Iflytek Co. Ltd., Class A
1,250 7,498
Imeik Technology Development
Co. Ltd., Class A
232 3,205
Industrial & Commercial Bank of
China Ltd., Class A
31,600 37,958
Industrial & Commercial Bank of
China Ltd., Class H
562,291 543,034
Industrial Bank Co. Ltd., Class A
9,759 25,479
Industrial Securities Co. Ltd.,
Class A
6,700 5,904
Ingenic Semiconductor Co. Ltd.,
Class A
100 2,083
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
13,600 4,555
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
2,308 10,111
Number
of Shares Value $
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,800 1,996
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A
400 2,373
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
3,900 15,384
Inner Mongolia Yitai Coal Co.
Ltd., Class B
8,263 27,516
Innovent Biologics, Inc., 144A *
12,827 169,860
Isoftstone Information
Technology Group Co. Ltd.,
Class A
330 1,856
J&T Global Express Ltd. *
19,404 24,062
JCET Group Co. Ltd., Class A
1,300 14,658
JD Health International, Inc.,
144A *
9,093 42,342
JD Logistics, Inc., 144A *
11,059 15,548
JD.com, Inc., Class A
19,648 281,243
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,992 4,329
Jiangsu Etern Co. Ltd., Class A
600 3,597
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
804 12,267
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,578 24,536
Jiangsu Yanghe Distillery Co.
Ltd., Class A
800 4,601
Jiangsu Yoke Technology Co.
Ltd., Class A
400 8,477
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,596 8,357
Jiangxi Copper Co. Ltd., Class A
1,400 10,086
Jiangxi Copper Co. Ltd., Class H
9,116 43,519
Jinko Solar Co. Ltd., Class A *
5,688 3,480
Jiujiang Defu Technology Co.
Ltd., Class A
600 8,716
Kanzhun Ltd., ADR
3,244 56,316
KE Holdings, Inc., ADR
2,214 38,059
KE Holdings, Inc., Class A
10,676 63,251
Kingfa Sci & Tech Co. Ltd., Class
A
3,900 8,156
Kingsemi Co. Ltd., Class A
200 11,015
Kingsoft Corp. Ltd.
9,237 29,296
Kuaishou Technology, 144A
25,277 108,287
Kuang-Chi Technologies Co.
Ltd., Class A
1,500 6,381
Kunlun Tech Co. Ltd., Class A *
200 1,310
Kweichow Moutai Co. Ltd.,
Class A
643 124,377
Laopu Gold Co. Ltd., Class H
329 16,697
LB Group Co. Ltd., Class A
1,916 4,623
Lenovo Group Ltd.
65,393 250,611

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Lens Technology Co. Ltd., Class
A
3,176 18,404
Li Auto, Inc., Class A *
10,588 64,594
Li Ning Co. Ltd.
20,715 36,021
Lingyi iTech Guangdong Co.,
Class A
2,590 4,931
Longfor Group Holdings Ltd.,
144A
20,859 16,792
LONGi Green Energy Technology
Co. Ltd., Class A *
3,254 5,846
Luxshare Precision Industry Co.
Ltd., Class A
3,870 33,192
Luzhou Laojiao Co. Ltd., Class A
400 4,585
Maxscend Microelectronics Co.
Ltd., Class A *
448 5,267
Meituan, Class B, 144A *
43,491 437,770
Metallurgical Corp. of China
Ltd., Class A *
16,000 6,097
Midea Group Co. Ltd., Class A
2,000 26,117
Midea Group Co. Ltd., Class H
4,024 52,055
MINISO Group Holding Ltd.
3,343 7,920
Montage Technology Co. Ltd.,
Class A
689 21,019
Muyuan Foods Group Co. Ltd.,
Class A
3,064 19,297
Nantong Jianghai Capacitor Co.
Ltd., Class A
900 8,493
NARI Technology Co. Ltd., Class
A
4,323 14,781
National Silicon Industry Group
Co. Ltd., Class A *
907 3,335
NAURA Technology Group Co.
Ltd., Class A
417 43,436
NetEase, Inc.
15,354 376,874
New China Life Insurance Co.
Ltd., Class A
1,300 11,633
New China Life Insurance Co.
Ltd., Class H
8,856 52,423
New Hope Liuhe Co. Ltd., Class
A *
2,400 2,536
New Oriental Education &
Technology Group, Inc.
11,690 67,708
Nexchip Semiconductor Corp.,
Class A *
1,670 9,637
Ningbo Deye Technology Co.
Ltd., Class A
987 12,934
Ningbo Orient Wires & Cables
Co. Ltd., Class A
720 3,626
Ningbo Tuopu Group Co. Ltd.,
Class A
1,078 7,514
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,056 14,924
NIO, Inc., Class A *
15,448 65,391
Nongfu Spring Co. Ltd., Class
H, 144A
15,705 86,194
OmniVision Integrated Circuits
Group, Inc.
586 7,263
Number
of Shares Value $
Orient Securities Co. Ltd., Class
A
3,238 4,429
People's Insurance Co. Group of
China Ltd., Class A
6,700 7,430
People's Insurance Co. Group of
China Ltd., Class H
76,098 55,531
PetroChina Co. Ltd., Class A
14,432 24,532
PetroChina Co. Ltd., Class H
186,040 241,378
Pharmaron Beijing Co. Ltd.,
Class A
375 2,417
PICC Property & Casualty Co.
Ltd., Class H
60,326 131,143
Ping An Bank Co. Ltd., Class A
11,800 20,585
Ping An Insurance Group Co. of
China Ltd., Class A
5,217 43,347
Ping An Insurance Group Co. of
China Ltd., Class H
52,705 380,237
Piotech, Inc., Class A
94 9,485
Poly Developments and
Holdings Group Co. Ltd.,
Class A
7,100 5,252
Pop Mart International Group
Ltd., 144A
4,409 87,804
Postal Savings Bank of China
Co. Ltd., Class A
17,216 13,479
Postal Savings Bank of China
Co. Ltd., Class H, 144A
75,082 50,767
Power Construction Corp. of
China Ltd., Class A
7,801 5,353
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,100 8,812
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
800 7,885
Raytron Technology Co. Ltd.,
Class A
200 5,507
Remegen Co. Ltd., Class H,
144A *
1,553 15,989
RoboTechnik Intelligent
Technology Co. Ltd., Class A *
100 8,481
Rockchip Electronics Co. Ltd.,
Class A
200 5,793
Rongsheng Petrochemical Co.
Ltd., Class A
3,875 8,560
SAIC Motor Corp. Ltd., Class A
4,500 6,966
Sailun Group Co. Ltd., Class A
2,700 6,109
Sanan Optoelectronics Co. Ltd.,
Class A *
3,400 6,625
Sangfor Technologies, Inc.,
Class A
500 10,006
Sany Heavy Industry Co. Ltd.,
Class A
3,364 10,020
Satellite Chemical Co. Ltd.,
Class A
2,190 9,284
SDIC Capital Co. Ltd., Class A
1,400 1,359
SDIC Power Holdings Co. Ltd.,
Class A
4,100 8,361

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
SenseTime Group, Inc., Class B,
144A *
236,284 43,408
Seres Group Co. Ltd., Class A
830 6,128
SF Holding Co. Ltd., Class A
1,575 7,455
SG Micro Corp., Class A
256 4,344
Shaanxi Coal Industry Co. Ltd.,
Class A
4,400 18,089
Shandong Gold Mining Co. Ltd.,
Class A
1,736 9,781
Shandong Gold Mining Co. Ltd.,
Class H, 144A
7,666 26,621
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
1,015 6,628
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,684 5,377
Shandong Nanshan Aluminum
Co. Ltd., Class A
6,800 4,899
Shandong Sun Paper Industry
JSC Ltd., Class A
64 142
Shanghai Baosight Software Co.
Ltd., Class A
1,004 2,638
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
61 899
Shanghai Electric Group Co.
Ltd., Class A
6,300 6,236
Shanghai Electric Power Co.
Ltd., Class A
2,200 4,359
Shanghai International Airport
Co. Ltd., Class A
900 3,125
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,900 4,596
Shanghai Pudong Development
Bank Co. Ltd., Class A
20,800 28,360
Shanghai Putailai New Energy
Technology Group Co. Ltd.
942 3,298
Shanghai RAAS Blood Products
Co. Ltd., Class A
5,600 4,059
Shanghai Rural Commercial
Bank Co. Ltd., Class A
1,388 1,839
Shanghai United Imaging
Healthcare Co. Ltd., Class A
494 7,684
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
1,800 8,108
Shanjin International Gold Co.
Ltd., Class A
1,992 7,813
Shannon Semiconductor
Technology Co. Ltd., Class A
300 7,949
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,740 1,922
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
2,300 6,145
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
580 10,080
Sharetronic Data Technology Co.
Ltd., Class A
220 8,635
Number
of Shares Value $
Shengyi Electronics Co. Ltd.,
Class A
524 10,052
Shengyi Technology Co. Ltd.,
Class A
1,335 30,483
Shennan Circuits Co. Ltd., Class
A
355 19,503
Shenwan Hongyuan Group Co.
Ltd., Class A
14,400 9,795
Shenzhen Envicool Technology
Co. Ltd., Class A
780 7,919
Shenzhen Inovance Technology
Co. Ltd., Class A
1,183 10,895
Shenzhen Kinwong Electronic
Co. Ltd., Class A
200 2,872
Shenzhen Longsys Electronics
Co. Ltd., Class A
300 17,047
Shenzhen Megmeet Electrical
Co. Ltd., Class A
200 3,888
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
683 16,810
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
314 2,334
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
1,500 7,125
Shenzhen Sunway
Communication Co. Ltd.,
Class A
300 2,733
Shenzhen Techwinsemi
Technology Co. Ltd., Class A
100 6,497
Shenzhen Transsion Holdings
Co. Ltd., Class A
441 3,751
Shenzhou International Group
Holdings Ltd.
7,100 31,793
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
200 7,944
Sichuan Changhong Electric Co.
Ltd., Class A
3,600 3,740
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 4,398
Sichuan Huafeng Technology
Co. Ltd., Class A *
200 4,057
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
400 2,416
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
506 32,096
Sichuan Road & Bridge Group
Co. Ltd., Class A
5,708 7,698
Sinoma Science & Technology
Co. Ltd., Class A
1,000 7,941
Sinopharm Group Co. Ltd.,
Class H
11,651 23,039
Sinotruk Hong Kong Ltd.
6,981 35,803
Skyverse Technology Co. Ltd.,
Class A *
200 10,895
Smoore International Holdings
Ltd., 144A
14,606 19,603

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
SooChow Securities Co. Ltd.,
Class A
1,352 1,711
Sungrow Power Supply Co. Ltd.,
Class A
1,153 15,704
Sunny Optical Technology Group
Co. Ltd.
5,717 51,857
SUPCON Technology Co. Ltd.,
Class A
582 8,473
Suzhou Centec Communications
Co. Ltd., Class A *
213 12,365
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A *
898 26,466
Suzhou Everbright Photonics Co.
Ltd., Class A *
200 8,761
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
560 21,923
TAL Education Group, ADR *
2,568 30,148
TBEA Co. Ltd., Class A
2,330 6,635
TCL Technology Group Corp.,
Class A
11,716 8,877
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
3,361 4,758
Tencent Holdings Ltd.
53,138 3,070,953
Tencent Music Entertainment
Group, ADR
5,049 41,755
Tianqi Lithium Corp., Class A *
1,200 8,913
Tianshan Aluminum Group Co.
Ltd., Class A
674 1,325
Tingyi Cayman Islands Holding
Corp.
17,101 27,838
Tongcheng Travel Holdings Ltd.,
144A
12,949 19,906
TongFu Microelectronics Co.
Ltd., Class A
340 3,267
Tongling Nonferrous Metals
Group Co. Ltd., Class A
11,600 11,517
Tongwei Co. Ltd., Class A *
3,400 5,866
Tsingtao Brewery Co. Ltd., Class
A
500 3,773
Tsingtao Brewery Co. Ltd., Class
H
5,175 26,870
UBTech Robotics Corp. Ltd.,
Class H *
2,369 25,629
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
773 7,349
Unisplendour Corp. Ltd., Class A
2,154 12,488
United Nova Technology Co.
Ltd., Class A *
6,924 9,039
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
1,600 6,452
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
283 8,436
Victory Giant Technology
Huizhou Co. Ltd., Class A
400 14,476
Number
of Shares Value $
Vipshop Holdings Ltd., ADR
2,236 29,292
Wanhua Chemical Group Co.
Ltd., Class A
1,858 21,107
Weichai Power Co. Ltd., Class A
3,300 13,346
Weichai Power Co. Ltd., Class H
17,021 69,140
Wens Foodstuff Group Co. Ltd.,
Class A
3,606 7,659
Western Mining Co. Ltd., Class A
700 4,105
Western Superconducting
Technologies Co. Ltd., Class A
789 5,867
Wolong Electric Group Co. Ltd.,
Class A
1,300 5,704
Wuhan Guide Infrared Co. Ltd.,
Class A *
3,700 7,143
Wuliangye Yibin Co. Ltd., Class A
2,007 21,291
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,132 21,047
WuXi AppTec Co. Ltd., Class A
1,182 27,232
WuXi AppTec Co. Ltd., Class H,
144A
3,364 81,241
Wuxi Biologics Cayman, Inc.,
144A *
29,900 186,302
WuXi XDC Cayman, Inc. *
3,490 31,145
XCMG Construction Machinery
Co. Ltd., Class A
7,200 8,456
Xiamen Tungsten Co. Ltd., Class
A
700 5,618
Xiaomi Corp., Class B, 144A *
147,457 519,588
XPeng, Inc., Class A *
11,355 65,043
XtalPi Holdings Ltd. *
24,040 22,818
Yadea Group Holdings Ltd., 144A
10,833 12,936
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class A
200 12,461
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H,
144A
3,288 69,926
Yankuang Energy Group Co. Ltd.,
Class A
3,273 11,507
Yankuang Energy Group Co. Ltd.,
Class H
27,018 48,049
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
400 7,756
Yealink Network Technology
Corp. Ltd., Class A
1,044 6,434
Yonyou Network Technology Co.
Ltd., Class A *
2,697 4,131
YTO Express Group Co. Ltd.,
Class A
2,500 6,304
Yum China Holdings, Inc.
2,912 130,917
Yunnan Aluminium Co. Ltd.,
Class A
2,364 9,539
Yunnan Baiyao Group Co. Ltd.,
Class A
400 3,000
Yunnan Energy New Material
Group Co. Ltd., Class A *
1,000 7,934
Yunnan Tin Co. Ltd., Class A
300 1,616

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Yunnan Yuntianhua Co. Ltd.,
Class A
1,500 7,020
Yutong Bus Co. Ltd., Class A
1,700 7,538
Z AI Co. Ltd. *
400 60,981
Zangge Mining Co. Ltd., Class A
400 4,667
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
300 5,454
Zhaojin Mining Industry Co. Ltd.,
Class H
14,705 43,448
Zhejiang Century Huatong
Group Co. Ltd., Class A
4,000 8,419
Zhejiang China Commodities
City Group Co. Ltd., Class A
3,300 6,130
Zhejiang Chint Electrics Co. Ltd.,
Class A
2,400 9,174
Zhejiang Dahua Technology Co.
Ltd., Class A
1,632 3,989
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
927 5,460
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
1,100 7,073
Zhejiang Juhua Co. Ltd., Class A
1,740 10,500
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
4,112 19,263
Zhejiang NHU Co. Ltd., Class A
1,483 5,964
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,300 7,024
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
9,300 6,755
Zheshang Securities Co. Ltd.,
Class A
2,100 2,935
Zhongji Innolight Co. Ltd., Class
A
611 77,478
Zhongjin Gold Corp. Ltd., Class A
1,800 6,864
Zhongtai Securities Co. Ltd.,
Class A
4,000 3,388
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
771 5,403
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,178 12,796
Zijin Mining Group Co. Ltd.,
Class A
11,200 56,132
Zijin Mining Group Co. Ltd.,
Class H
51,306 239,694
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
5,076 5,055
ZTE Corp., Class A
1,900 9,667
ZTE Corp., Class H
6,368 19,303
ZTO Express Cayman, Inc.
3,413 72,802
(Cost $13,375,954)
18,160,325
Colombia — 0.1%
Grupo Cibest SA
2,057 54,228
Interconexion Electrica SA ESP
4,259 37,699
(Cost $45,937)
91,927
Number
of Shares Value $
Czech Republic — 0.1%
CEZ AS
1,027 68,134
Komercni Banka AS
686 35,123
Moneta Money Bank AS, 144A
1,976 18,524
(Cost $58,554)
121,781
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
20,809 55,810
Eastern Co. SAE
9,146 6,443
Talaat Moustafa Group
4,259 8,129
(Cost $46,037)
70,382
Greece — 0.6%
Alpha Bank SA
12,833 68,181
Eurobank SA
21,306 113,494
GEK TERNA SA
636 34,455
Hellenic Telecommunications
Organization SA
1,411 32,451
JUMBO SA
1,017 30,714
Motor Oil Hellas Corinth
Refineries SA
539 37,658
National Bank of Greece SA
7,270 142,543
Piraeus Bank SA *
8,775 104,780
Public Power Corp. SA
2,503 69,719
(Cost $410,223)
633,995
Hong Kong — 2.7%
Alibaba Group Holding Ltd.
142,077 2,069,949
Alibaba Group Holding Ltd., ADR
404 46,064
Alibaba Health Information
Technology Ltd. *
47,160 18,591
Beijing Enterprises Holdings Ltd.
3,838 15,815
Bosideng International Holdings
Ltd.
34,594 18,845
C&D International Investment
Group Ltd.
7,602 12,530
China Gas Holdings Ltd.
21,276 15,377
China Merchants Port Holdings
Co. Ltd.
12,254 25,138
China Overseas Land &
Investment Ltd.
31,839 50,896
China Resources Beer Holdings
Co. Ltd.
14,001 34,509
China Resources Gas Group Ltd.
7,379 16,069
China Resources Land Ltd.
25,354 97,231
China Resources Power
Holdings Co. Ltd.
16,646 39,839
China Taiping Insurance
Holdings Co. Ltd.
12,291 33,211
Chow Tai Fook Jewellery Group
Ltd.
16,479 27,246
Far East Horizon Ltd.
22,163 19,976
Geely Automobile Holdings Ltd.
58,242 130,773
Guangdong Investment Ltd.
25,560 28,859
Kingboard Holdings Ltd.
6,000 41,411

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Kingboard Laminates Holdings
Ltd.
10,167 60,158
Kunlun Energy Co. Ltd.
31,618 31,181
Orient Overseas International
Ltd.
1,115 22,319
Sino Biopharmaceutical Ltd.
89,092 61,945
Want Want China Holdings Ltd.
35,975 14,113
Zijin Gold International Co. Ltd.
3,056 59,261
(Cost $2,662,680)
2,991,306
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC *
2,997 48,176
OTP Bank Nyrt
1,863 268,011
Richter Gedeon Nyrt
1,138 47,514
(Cost $119,829)
363,701
India — 11.3%
ABB India Ltd.
403 32,342
Adani Energy Solutions Ltd. *
1,705 25,390
Adani Enterprises Ltd.
2,097 62,991
Adani Ports & Special Economic
Zone Ltd.
4,815 80,591
Adani Power Ltd. *
27,823 57,879
Aditya Birla Capital Ltd. *
6,920 29,765
Alkem Laboratories Ltd.
371 20,773
Ambuja Cements Ltd.
4,573 19,273
APL Apollo Tubes Ltd. *
1,419 33,147
Apollo Hospitals Enterprise Ltd.
893 83,487
Ashok Leyland Ltd.
23,307 43,009
Asian Paints Ltd.
3,380 94,233
AU Small Finance Bank Ltd.,
144A
4,631 52,849
Aurobindo Pharma Ltd. *
2,276 41,057
Avenue Supermarts Ltd., 144A *
1,163 47,653
Axis Bank Ltd.
19,565 267,222
Bajaj Auto Ltd.
610 77,739
Bajaj Finance Ltd.
21,169 235,084
Bajaj Finserv Ltd.
3,379 71,747
Bajaj Holdings & Investment Ltd.
192 23,488
Bank of Baroda
9,222 23,118
Bharat Electronics Ltd.
28,859 125,661
Bharat Forge Ltd.
2,034 44,981
Bharat Heavy Electricals Ltd.
10,977 51,050
Bharat Petroleum Corp. Ltd.
14,572 49,611
Bharti Airtel Ltd.
24,363 463,782
Billionbrains Garage Ventures
Ltd., 144A *
10,886 21,966
Bosch Ltd.
56 29,418
Britannia Industries Ltd.
931 51,352
BSE Ltd.
1,733 59,757
Canara Bank
16,289 21,717
CG Power & Industrial Solutions
Ltd.
5,466 52,603
Cholamandalam Investment and
Finance Co. Ltd.
3,458 67,481
Number
of Shares Value $
Cipla Ltd.
4,574 67,720
Coal India Ltd.
14,086 59,456
Colgate-Palmolive India Ltd.
749 14,933
Coromandel International Ltd.
945 18,923
Cummins India Ltd.
1,162 62,323
Dabur India Ltd.
4,076 16,316
Divi's Laboratories Ltd.
1,040 103,441
Dixon Technologies India Ltd.
330 51,486
DLF Ltd.
5,340 38,770
Dr Reddy's Laboratories Ltd.
4,470 54,214
Eicher Motors Ltd.
1,218 101,778
Eternal Ltd. *
40,758 140,497
Federal Bank Ltd.
16,049 60,145
Fortis Healthcare Ltd.
3,974 37,865
FSN E-Commerce Ventures
Ltd. *
10,668 39,178
GAIL India Ltd.
19,355 36,094
GE Vernova T&D India Ltd.
1,110 51,840
GMR Airports Ltd. *
24,469 24,070
Godrej Consumer Products Ltd.
3,201 30,311
Godrej Properties Ltd.
1,338 28,321
Grasim Industries Ltd.
2,483 87,940
Havells India Ltd.
1,750 22,874
HCL Technologies Ltd.
7,347 101,288
HDFC Asset Management Co.
Ltd., 144A
1,751 48,237
HDFC Bank Ltd.
98,095 730,704
HDFC Life Insurance Co. Ltd.,
144A
8,608 49,139
Hero MotoCorp Ltd.
1,057 60,523
Hindalco Industries Ltd.
11,465 122,315
Hindustan Aeronautics Ltd.
1,529 77,133
Hindustan Petroleum Corp. Ltd.
8,033 30,868
Hindustan Unilever Ltd.
6,156 127,245
Hitachi Energy India Ltd.
107 37,952
ICICI Bank Ltd.
45,665 697,584
ICICI Lombard General Insurance
Co. Ltd., 144A
2,171 35,740
ICICI Prudential Life Insurance
Co. Ltd., 144A
3,683 20,007
IDFC First Bank Ltd.
38,340 34,630
Indian Bank
2,362 22,303
Indian Hotels Co. Ltd.
6,749 52,322
Indian Oil Corp. Ltd.
23,776 34,754
Indus Towers Ltd.
10,400 42,482
IndusInd Bank Ltd.
5,061 54,055
Info Edge India Ltd.
2,924 40,336
Infosys Ltd.
26,395 314,418
InterGlobe Aviation Ltd., 144A *
1,635 89,908
ITC Ltd.
27,225 73,081
Jindal Stainless Ltd.
2,482 18,310
Jindal Steel Ltd.
3,167 39,692
Jio Financial Services Ltd.
20,751 52,618

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
JSW Energy Ltd.
3,885 21,241
JSW Steel Ltd.
5,139 70,605
Kotak Mahindra Bank Ltd.
46,321 204,106
L&T Finance Ltd.
7,569 25,527
Larsen & Toubro Ltd.
5,769 245,164
Laurus Labs Ltd., 144A
3,072 61,807
Lenskart Solutions Ltd. *
5,403 37,601
Lodha Developers Ltd., 144A
2,298 28,938
LTIMindtree Ltd., 144A
607 28,953
Lupin Ltd.
1,951 44,857
Mahindra & Mahindra Ltd.
7,393 254,922
Mankind Pharma Ltd. *
912 23,180
Marico Ltd.
4,646 40,026
Maruti Suzuki India Ltd.
1,047 149,018
Max Healthcare Institute Ltd.
6,427 70,367
Mphasis Ltd.
1,046 26,676
MRF Ltd.
23 32,319
Multi Commodity Exchange of
India Ltd.
1,138 40,651
Muthoot Finance Ltd.
1,030 32,227
National Aluminium Co. Ltd.
6,973 27,949
Nestle India Ltd.
5,056 79,494
NHPC Ltd.
25,223 20,331
NMDC Ltd.
30,081 27,875
NTPC Ltd.
38,944 133,958
Oberoi Realty Ltd.
1,119 21,961
Oil & Natural Gas Corp. Ltd.
23,459 57,131
Oil India Ltd.
2,791 14,167
One 97 Communications Ltd. *
3,512 63,358
Oracle Financial Services
Software Ltd.
192 25,296
Page Industries Ltd.
50 18,806
PB Fintech Ltd. *
3,154 62,131
Persistent Systems Ltd.
862 50,666
Petronet LNG Ltd.
6,142 19,398
Phoenix Mills Ltd.
1,685 33,636
PI Industries Ltd.
588 14,641
Pidilite Industries Ltd.
2,362 41,882
Polycab India Ltd.
472 46,837
Power Finance Corp. Ltd.
12,215 43,159
Power Grid Corp. of India Ltd.
37,514 103,874
Prestige Estates Projects Ltd.
1,501 25,752
Punjab National Bank
19,425 23,313
REC Ltd.
10,175 34,561
Reliance Industries Ltd.
48,004 644,046
Reliance Industries Ltd., GDR,
144A
1,391 73,445
Samvardhana Motherson
International Ltd.
36,992 66,334
SBI Life Insurance Co. Ltd., 144A
3,964 72,486
Shree Cement Ltd.
77 18,768
Shriram Finance Ltd.
12,478 145,505
Number
of Shares Value $
Siemens Energy India Ltd.
705 23,921
Siemens Ltd.
662 28,029
Solar Industries India Ltd.
214 45,210
SRF Ltd.
1,114 29,967
State Bank of India
16,383 182,452
Sun Pharmaceutical Industries
Ltd.
7,633 159,170
Sundaram Finance Ltd.
577 27,522
Supreme Industries Ltd.
587 21,949
Suzlon Energy Ltd. *
90,685 45,275
Swiggy Ltd. *
12,637 37,427
Tata Communications Ltd.
991 17,944
Tata Consultancy Services Ltd.
6,881 173,454
Tata Consumer Products Ltd.
5,102 55,613
Tata Motors Ltd.
16,727 82,790
Tata Motors Passenger Vehicles
Ltd.
14,361 46,599
Tata Power Co. Ltd.
13,844 50,471
Tata Steel Ltd.
66,372 128,551
Tech Mahindra Ltd.
4,839 82,767
Titan Co. Ltd.
3,158 169,292
Torrent Pharmaceuticals Ltd.
1,269 67,542
Torrent Power Ltd.
1,490 19,022
Trent Ltd.
2,335 70,650
Tube Investments of India Ltd.
912 26,637
TVS Motor Co. Ltd.
2,092 95,418
UltraTech Cement Ltd.
926 111,395
Union Bank of India Ltd.
14,048 27,840
United Spirits Ltd.
2,538 39,731
UPL Ltd.
4,328 25,566
Varun Beverages Ltd.
11,393 47,933
Vedanta Aluminium Metal Ltd.
11,917 54,482
Vedanta Ltd.
11,692 34,174
Vishal Mega Mart Ltd. *
20,215 23,498
Vodafone Idea Ltd. *
218,266 32,861
Voltas Ltd.
1,798 22,563
WAAREE Energies Ltd.
822 22,497
Wipro Ltd.
9,637 18,680
Wipro Ltd., ADR
10,823 20,023
Yes Bank Ltd. *
118,097 28,327
Zydus Lifesciences Ltd.
1,705 20,803
(Cost $8,320,352)
12,285,345
Indonesia — 0.5%
Bumi Resources Minerals Tbk
PT *
505,891 21,418
PT Astra International Tbk
146,878 39,797
PT Bank Central Asia Tbk
431,316 157,650
PT Bank Mandiri Persero Tbk
322,701 77,055
PT Bank Negara Indonesia
Persero Tbk
127,924 27,874
PT Bank Rakyat Indonesia
Persero Tbk
527,405 96,758

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
PT Barito Pacific Tbk
136,209 13,725
PT Telkom Indonesia Persero
Tbk
377,981 55,476
PT United Tractors Tbk
12,600 17,212
(Cost $593,232)
506,965
Ireland — 0.3%
PDD Holdings, Inc., ADR *
(Cost $397,237)
4,442 373,128
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $66,377)
4,065 0
Kuwait — 0.5%
Boubyan Bank KSCP
14,477 31,109
Gulf Bank KSCP
15,990 18,371
Kuwait Finance House KSCP
100,646 250,801
Mabanee Co KPSC
6,815 21,548
Mobile Telecommunications Co.
KSCP
17,257 33,788
National Bank of Kuwait SAKP
77,120 218,132
Warba Bank KSCP
21,405 19,188
(Cost $404,746)
592,937
Luxembourg — 0.1%
Reinet Investments SCA
1,326 35,833
Zabka Group SA
3,624 30,712
(Cost $53,408)
66,545
Malaysia — 0.9%
AMMB Holdings Bhd
21,646 37,098
Celcomdigi Bhd
25,660 17,974
CIMB Group Holdings Bhd
69,389 137,192
Gamuda Bhd
44,791 50,176
Hong Leong Bank Bhd
5,741 33,511
IHH Healthcare Bhd
14,850 30,430
IOI Corp. Bhd
21,194 24,637
Kuala Lumpur Kepong Bhd
3,339 18,246
Malayan Banking Bhd
40,418 107,219
Maxis Bhd
16,296 15,098
MISC Bhd
11,200 22,033
Petronas Chemicals Group Bhd
21,924 23,144
Petronas Gas Bhd
5,990 26,245
Press Metal Aluminium Holdings
Bhd
30,050 59,712
Public Bank Bhd
122,810 150,996
RHB Bank Bhd
14,581 31,436
SD Guthrie Bhd
20,123 31,789
Sunway Bhd
23,000 29,307
Telekom Malaysia Bhd
11,045 21,179
Tenaga Nasional Bhd
17,805 62,534
YTL Power International Bhd
26,100 37,276
(Cost $661,457)
967,232
Number
of Shares Value $
Mexico — 1.6%
America Movil SAB de CV,
Series B
127,143 146,694
Arca Continental SAB de CV
4,251 48,719
Cemex SAB de CV, Series CPO
128,327 138,320
Coca-Cola Femsa SAB de CV
4,871 54,148
Fibra Uno Administracion SA de
CV REIT
22,609 38,989
Fomento Economico Mexicano
SAB de CV
14,500 175,017
Gruma SAB de CV, Class B
1,359 19,766
Grupo Aeroportuario del Centro
Norte SAB de CV
2,369 29,347
Grupo Aeroportuario del Pacifico
SAB de CV, Class B *
3,462 71,336
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,565 40,150
Grupo Bimbo SAB de CV, Series
A
12,534 43,635
Grupo Carso SAB de CV, Series
A1
5,198 42,706
Grupo Financiero Banorte SAB
de CV, Class O
20,708 234,488
Grupo Financiero Inbursa SAB
de CV, Class O
14,812 38,519
Grupo Mexico SAB de CV, Series
B
25,116 345,225
Industrias Penoles SAB de CV
1,626 86,468
Kimberly-Clark de Mexico SAB
de CV, Class A
13,018 30,576
Prologis Property Mexico SA de
CV REIT
8,235 37,351
Promotora y Operadora de
Infraestructura SAB de CV
1,569 24,189
Sigma Foods SAB de CV
33,604 36,893
Wal-Mart de Mexico SAB de CV
39,244 108,682
(Cost $1,175,019)
1,791,218
Netherlands — 0.1%
JBS NV, Class A
2,743 36,866
Nebius Group N.V., Class A * (a)
4,277 0
NEPI Rockcastle NV *
5,521 52,115
(Cost $400,695)
88,981
Peru — 0.2%
Cia de Minas Buenaventura
SAA, ADR
1,522 52,205
Credicorp Ltd.
592 216,897
(Cost $137,499)
269,102
Philippines — 0.2%
Ayala Corp.
1,784 14,184
Bank of the Philippine Islands
12,806 20,569
BDO Unibank, Inc.
21,170 39,444
International Container Terminal
Services, Inc.
8,021 114,020
Manila Electric Co.
1,000 7,389
Metropolitan Bank & Trust Co.
16,592 17,776

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
PLDT, Inc.
456 8,277
SM Investments Corp.
1,923 17,143
SM Prime Holdings, Inc.
89,279 25,583
(Cost $226,956)
264,385
Poland — 1.1%
Allegro.eu SA, 144A *
7,905 96,752
Asseco Poland SA
497 31,955
Bank Millennium SA *
5,150 28,041
Bank Polska Kasa Opieki SA
1,457 101,304
Budimex SA
106 20,202
CD Projekt Red SA *
550 34,595
Dino Polska SA, 144A *
4,130 39,876
Erste Bank Polska
365 70,542
KGHM Polska Miedz SA
1,182 113,299
LPP SA
9 50,331
mBank SA *
99 36,210
ORLEN SA
5,112 211,559
PGE Polska Grupa Energetyczna
SA *
8,066 24,026
Powszechna Kasa Oszczednosci
Bank Polski SA
7,701 235,504
Powszechny Zaklad Ubezpieczen
SA
4,593 91,453
(Cost $692,951)
1,185,649
Qatar — 0.4%
Al Rayan Bank
48,073 25,099
Commercial Bank PSQC
29,721 34,284
Dukhan Bank
19,490 17,263
Industries Qatar QSC
11,239 30,837
Mesaieed Petrochemical Holding
Co.
39,417 11,789
Nebras Energy
4,427 16,548
Ooredoo QPSC
9,410 32,693
Qatar Gas Transport Co. Ltd.
21,405 25,456
Qatar International Islamic Bank
QSC
8,835 26,668
Qatar Islamic Bank QPSC
15,186 90,507
Qatar National Bank QPSC
37,797 173,362
(Cost $411,765)
484,506
Russia — 0.0%
Alrosa PJSC * (a)
34,709 0
Gazprom PJSC * (a)
164,723 0
GMK Norilskiy Nickel PAO * (a)
88,300 0
Inter RAO UES PJSC * (a)
490,959 0
LUKOIL PJSC * (a)
5,651 0
Magnit PJSC * (a)
933 0
Moscow Exchange MICEX-RTS
PJSC * (a)
20,735 0
Novatek PJSC * (a)
12,810 0
Novolipetsk Steel PJSC * (a)
21,183 0
Ozon Holdings PLC, ADR * (a)
151 0
Ozon International * (a)
549 0
Number
of Shares Value $
PhosAgro PJSC * (a)
713 0
PhosAgro PJSC, GDR * (a)
13 0
Polyus PJSC * (a)
4,760 0
Rosneft Oil Co. PJSC * (a)
14,582 0
Sberbank of Russia PJSC * (a)
146,997 0
Severstal PAO * (a)
707 0
Severstal PAO, GDR * (a)
2,248 0
Surgutneftegas PAO * (a)
68,300 0
Surgutneftegas PAO, ADR * (a)
2,000 0
Tatneft PJSC * (a)
17,973 0
T-Tekhnologii MKPAO * (a)
580 0
United Co. RUSAL International
PJSC * (a)
39,327 0
VK IPJSC * (a)
48 0
VK IPJSC, GDR * (a)
1,643 0
VTB Bank PJSC * (a)
9,756 0
(Cost $2,400,189)
0
Saudi Arabia — 2.4%
ACWA Power Co.
2,049 104,726
Ades Holding Co.
3,168 15,483
Al Rajhi Bank
25,505 458,188
Alinma Bank
13,340 91,383
Almarai Co. JSC
4,148 54,134
Arab National Bank
7,867 46,767
Bank AlBilad
6,128 42,631
Banque Saudi Fransi
10,741 62,679
Bupa Arabia for Cooperative
Insurance Co.
721 29,899
Co. for Cooperative Insurance
639 23,231
Dar Al Arkan Real Estate
Development Co. *
5,072 28,152
Dr Sulaiman Al Habib Medical
Services Group Co.
695 43,111
Elm Co.
208 35,261
Etihad Etisalat Co.
3,424 61,009
Jarir Marketing Co.
5,336 24,416
Riyad Bank
17,542 97,648
SABIC Agri-Nutrients Co.
2,052 71,377
Saudi Arabian Mining Co. *
10,171 179,061
Saudi Arabian Oil Co., 144A
52,584 364,976
Saudi Awwal Bank
8,974 81,504
Saudi Basic Industries Corp.
8,068 106,238
Saudi Energy Co.
6,941 32,296
Saudi Investment Bank
5,657 22,103
Saudi National Bank
25,406 292,995
Saudi Telecom Co.
17,333 206,449
Yanbu National Petrochemical
Co.
2,420 21,902
(Cost $1,980,198)
2,597,619
Singapore — 0.2%
BOC Aviation Ltd., 144A
1,785 17,113

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Trip.com Group Ltd. *
4,990 228,669
(Cost $182,933)
245,782
South Africa — 2.7%
Absa Group Ltd.
7,423 105,530
Bid Corp. Ltd.
3,068 85,739
Bidvest Group Ltd.
2,724 39,548
Capitec Limited
762 220,058
Clicks Group Ltd.
2,110 26,009
Discovery Ltd.
4,755 76,260
FirstRand Ltd.
44,283 262,034
Gold Fields Ltd.
7,726 355,270
Harmony Gold Mining Co. Ltd.
5,104 99,340
Impala Platinum Holdings Ltd.
7,904 110,360
MTN Group Ltd.
14,682 172,314
Naspers Ltd., Class N
6,357 311,124
Nedbank Group Ltd.
3,431 62,747
Northam Platinum Holdings Ltd.
3,158 57,121
OUTsurance Group Ltd.
7,711 41,874
Pepkor Holdings Ltd., 144A
30,558 37,401
Remgro Ltd.
3,953 47,643
Sanlam Ltd.
15,233 81,974
Sasol Ltd. *
5,300 64,178
Shoprite Holdings Ltd.
4,213 80,641
Sibanye Stillwater Ltd.
25,139 74,447
Standard Bank Group Ltd.
11,527 227,451
Valterra Platinum Ltd.
2,327 198,956
Vodacom Group Ltd.
5,855 54,330
(Cost $2,165,194)
2,892,349
South Korea — 19.4%
Alteogen, Inc. *
470 105,601
Amorepacific Corp.
236 25,383
APR Corp.
210 71,274
Celltrion, Inc. *
1,277 176,257
DB Insurance Co. Ltd.
360 47,637
Doosan Co. Ltd.
66 60,908
Doosan Enerbility Co. Ltd. *
3,856 232,442
Ecopro BM Co. Ltd.
459 40,514
Ecopro Co. Ltd. *
904 60,306
Hana Financial Group, Inc.
2,302 229,258
Hankook Tire & Technology Co.
Ltd.
528 25,694
Hanmi Semiconductor Co. Ltd.
362 58,323
Hanwha Aerospace Co. Ltd.
289 232,703
Hanwha Ocean Co. Ltd. *
1,163 74,780
Hanwha Systems Co. Ltd.
635 33,963
HD Hyundai Co. Ltd.
379 60,647
HD Hyundai Electric Co. Ltd.
208 118,696
HD Hyundai Heavy Industries
Co. Ltd.
261 85,722
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
381 97,018
Number
of Shares Value $
HMM Co. Ltd.
1,921 30,108
HYBE Co. Ltd. *
207 27,134
Hyosung Heavy Industries Corp.
46 99,589
Hyundai Engineering &
Construction Co. Ltd.
657 59,190
Hyundai Glovis Co. Ltd.
329 49,881
Hyundai Mobis Co. Ltd.
504 167,006
Hyundai Motor Co.
1,153 339,935
Hyundai Rotem Co. Ltd.
567 56,427
Industrial Bank of Korea
2,082 31,490
Kakao Corp.
2,774 74,083
KakaoBank Corp.
1,538 24,555
KB Financial Group, Inc.
2,911 368,608
Kia Corp.
1,978 189,331
Korea Aerospace Industries Ltd.
490 46,902
Korea Electric Power Corp.
2,259 52,654
Korea Investment Holdings Co.
Ltd.
328 46,063
Korean Air Lines Co. Ltd.
1,584 32,523
Krafton, Inc. *
243 40,305
KT&G Corp.
766 99,682
LG Chem Ltd.
408 83,472
LG Corp.
693 60,459
LG Electronics, Inc.
894 141,423
LG Energy Solution Ltd. *
391 107,992
LG Innotek Co. Ltd.
121 56,760
LG Uplus Corp.
977 10,701
LIG Defense&Aerospace Co. Ltd.
113 57,301
LS Electric Co. Ltd.
669 101,430
Meritz Financial Group, Inc. *
593 52,948
Mirae Asset Securities Co. Ltd.
1,770 44,877
NAVER Corp.
1,218 193,121
NH Investment & Securities Co.
Ltd.
1,129 21,902
POSCO Future M Co. Ltd.
265 38,823
POSCO Holdings, Inc.
637 157,551
Samsung Biologics Co. Ltd.,
144A *
99 109,807
Samsung C&T Corp.
714 196,420
Samsung Electro-Mechanics
Co. Ltd.
485 516,681
Samsung Electronics Co. Ltd.
40,541 7,701,783
Samsung Fire & Marine
Insurance Co. Ltd.
260 126,333
Samsung Heavy Industries Co.
Ltd. *
5,998 91,596
Samsung Life Insurance Co. Ltd.
714 159,641
Samsung SDI Co. Ltd. *
520 219,231
Samsung SDS Co. Ltd.
357 62,604
Samyang Foods Co. Ltd.
34 38,034
Shinhan Financial Group Co. Ltd.
3,562 283,430
SK hynix, Inc.
4,788 5,856,431
SK Innovation Co. Ltd. *
582 53,369

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
SK Square Co. Ltd. *
797 603,894
SK Telecom Co. Ltd.
912 62,772
SK, Inc.
321 127,828
S-Oil Corp.
363 39,812
Woori Financial Group, Inc.
5,738 141,710
Yuhan Corp.
440 26,909
(Cost $5,540,706)
21,219,637
Switzerland — 0.0%
Allwyn AG
(Cost $20,287)
1,588 24,901
Taiwan — 27.2%
Accton Technology Corp.
4,357 279,506
Advantech Co. Ltd.
4,166 88,909
Airtac International Group
1,201 53,951
Alchip Technologies Ltd.
681 87,481
ASE Technology Holding Co. Ltd.
28,825 530,666
Asia Vital Components Co. Ltd.
2,804 302,746
ASPEED Technology, Inc.
292 147,878
Asustek Computer, Inc.
5,898 185,742
Bizlink Holding, Inc.
1,509 103,226
Cathay Financial Holding Co.
Ltd.
82,287 286,637
Chailease Holding Co. Ltd.
13,830 51,009
Chang Hwa Commercial Bank
Ltd.
65,987 52,316
China Steel Corp.
105,194 62,841
Chroma ATE, Inc.
3,121 192,837
Chunghwa Telecom Co. Ltd.
32,407 138,937
CTBC Financial Holding Co. Ltd.
143,442 292,563
Delta Electronics, Inc.
16,867 978,352
E Ink Holdings, Inc.
6,948 34,278
E.Sun Financial Holding Co. Ltd.
126,981 159,117
Elite Material Co. Ltd.
2,481 428,986
Eva Airways Corp.
23,711 31,393
Evergreen Marine Corp. Taiwan
Ltd.
9,521 70,082
Far EasTone
Telecommunications Co. Ltd.
15,327 48,800
First Financial Holding Co. Ltd.
94,889 105,592
Formosa Chemicals & Fibre
Corp.
30,763 66,235
Formosa Plastics Corp.
32,989 68,844
Fortune Electric Co. Ltd.
1,478 33,966
Fubon Financial Holding Co. Ltd.
72,773 330,348
Gigabyte Technology Co. Ltd.
4,487 50,638
Global Unichip Corp.
774 148,837
Globalwafers Co. Ltd.
2,375 68,281
Gold Circuit Electronics Ltd.
2,892 106,210
Hon Hai Precision Industry Co.
Ltd.
106,646 840,474
Hon Precision, Inc.
709 130,973
Hotai Motor Co. Ltd.
2,515 40,672
Number
of Shares Value $
Hua Nan Financial Holdings Co.
Ltd.
83,071 108,284
Innolux Corp.
65,940 103,622
Inventec Corp.
22,147 46,567
Jentech Precision Industrial Co.
Ltd.
742 140,110
KGI Financial Holding Co. Ltd.
130,034 138,757
King Slide Works Co. Ltd.
503 224,845
King Yuan Electronics Co. Ltd.
9,792 79,331
Largan Precision Co. Ltd.
793 191,238
Lite-On Technology Corp.
17,572 168,951
Lotes Co. Ltd.
741 39,477
MediaTek, Inc.
12,509 1,547,753
Mega Financial Holding Co. Ltd.
98,712 151,077
MPI Corp.
752 121,612
Nan Ya Plastics Corp.
40,579 310,208
Nanya Technology Corp.
11,000 188,292
Novatek Microelectronics Corp.
4,871 82,918
Pegatron Corp.
16,535 47,486
PharmaEssentia Corp.
2,958 130,080
Phison Electronics Corp.
1,570 107,151
President Chain Store Corp.
5,004 34,152
Quanta Computer, Inc.
23,111 246,614
Realtek Semiconductor Corp.
4,279 97,256
Shanghai Commercial & Savings
Bank Ltd.
33,856 45,786
SinoPac Financial Holdings Co.
Ltd.
104,429 135,301
Taiwan Business Bank
4,004 2,139
Taiwan Cooperative Financial
Holding Co. Ltd.
92,756 74,709
Taiwan Mobile Co. Ltd.
14,459 52,873
Taiwan Semiconductor
Manufacturing Co. Ltd.
213,717 16,202,931
TS Financial Holding Co. Ltd.
197,492 240,001
Unimicron Technology Corp.
11,936 375,893
Uni-President Enterprises Corp.
43,693 104,956
United Microelectronics Corp.
97,865 397,976
Vanguard International
Semiconductor Corp.
10,996 52,515
Wan Hai Lines Ltd.
6,683 24,017
Winbond Electronics Corp.
27,000 155,334
Wistron Corp.
26,233 147,200
Wiwynn Corp.
883 197,493
Yageo Corp.
13,434 230,803
Yuanta Financial Holding Co.
Ltd.
92,687 191,089
Zhen Ding Technology Holding
Ltd.
6,920 109,073
(Cost $7,393,463)
29,645,193
Thailand — 0.9%
Advanced Info Service PCL,
NVDR
8,373 89,639
Airports of Thailand PCL, NVDR
34,100 65,300

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Bangkok Dusit Medical Services
PCL, NVDR
98,100 57,984
Bumrungrad Hospital PCL,
NVDR
5,000 28,875
Central Pattana PCL, NVDR
15,500 31,435
Charoen Pokphand Foods PCL,
NVDR
30,369 21,614
CP ALL PCL, NVDR
44,949 62,693
Delta Electronics Thailand PCL,
NVDR
27,080 203,345
Gulf Development PCL
31,211 59,532
Kasikornbank PCL, NVDR
5,103 38,165
Krung Thai Bank PCL, NVDR
30,129 39,297
Minor International PCL, NVDR
23,847 15,965
PTT Exploration & Production
PCL, NVDR
10,583 47,394
PTT PCL
500 614
PTT PCL, NVDR
85,780 105,414
SCB X PCL, NVDR
7,098 32,322
Siam Cement PCL
3,278 25,801
Siam Cement PCL
2,958 23,282
TMBThanachart Bank PCL,
NVDR
222,800 20,022
True Corp. PCL, NVDR
98,472 38,902
(Cost $811,171)
1,007,595
Turkey — 0.4%
Akbank TAS
27,365 40,741
Aselsan Elektronik Sanayi Ve
Ticaret AS
10,121 81,004
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS *
3,512 23,706
BIM Birlesik Magazalar AS
6,887 57,867
Eregli Demir ve Celik Fabrikalari
TAS
35,281 28,350
Haci Omer Sabanci Holding AS
9,988 19,289
KOC Holding AS
6,450 28,722
Pegasus Hava Tasimaciligi AS *
0 1
Turk Hava Yollari AO
4,851 30,382
Turkcell Iletisim Hizmetleri AS
10,840 21,350
Turkiye Is Bankasi AS, Class C
57,417 15,038
Turkiye Petrol Rafinerileri AS
8,201 68,016
Yapi ve Kredi Bankasi AS *
27,783 21,024
(Cost $330,579)
435,490
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank
PJSC
27,846 114,782
Abu Dhabi Islamic Bank PJSC
12,707 79,225
Abu Dhabi National Oil Co. for
Distribution PJSC
27,992 30,484
ADNOC Drilling Co. PJSC
22,345 35,285
Adnoc Gas PLC
59,975 53,069
ADNOC Logistics & Services
13,958 26,221
Air Arabia PJSC
18,307 24,772
Number
of Shares Value $
Aldar Properties PJSC
29,764 62,235
Dubai Electricity & Water
Authority PJSC
47,620 35,006
Dubai Islamic Bank PJSC
24,417 47,864
Emaar Development PJSC
6,113 21,237
Emaar Properties PJSC
52,453 154,234
Emirates Integrated
Telecommunications Co. PJSC
10,341 31,984
Emirates NBD Bank PJSC
16,554 136,472
Emirates Telecommunications
Group Co. PJSC
30,691 178,817
First Abu Dhabi Bank PJSC
39,157 210,660
Salik Co PJSC
15,087 22,181
(Cost $793,843)
1,264,528
United States — 0.8%
Anglogold Ashanti PLC
4,377 489,373
Aura Minerals, Inc.
321 26,829
BeOne Medicines Ltd., Class H *
6,843 188,045
Legend Biotech Corp., ADR *
620 12,884
Southern Copper Corp.
789 164,799
(Cost $317,514)
881,930
TOTAL COMMON STOCKS
(Cost $54,415,577)
105,116,691
PREFERRED STOCKS — 2.1%
Brazil — 1.0%
Axia Energia *
2,887 29,608
Banco Bradesco SA
48,284 160,184
Cia Energetica de Minas Gerais
14,493 29,928
Gerdau SA
9,818 44,983
Itau Unibanco Holding SA
46,180 352,218
Itausa SA
52,115 131,757
Klabin SA
2 1
Petroleo Brasileiro SA
39,491 343,118
(Cost $652,101)
1,091,797
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $35,653)
1,256 102,275
Colombia — 0.1%
Grupo Cibest SA
(Cost $41,623)
3,790 86,256
India — 0.0%
TVS Motor Co. Ltd. * (a)
(Cost $0)
7,188 796
Russia — 0.0%
Surgutneftegas PAO * (a)
(Cost $55,823)
101,715 0
South Korea — 0.9%
Hyundai Motor Co.
182 25,227

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Hyundai Motor Co. - 2nd
Preferred
306 42,615
Samsung Electronics Co. Ltd.
6,941 945,855
(Cost $213,852)
1,013,697
TOTAL PREFERRED STOCKS
(Cost $999,052)
2,294,821
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA* , expires
9/5/2026
2,631 5
Banco Bradesco SA* , expires
9/5/2026
904 4
(Cost $0)
9
TOTAL RIGHTS
(Cost $0)
9
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/2026
(Cost $0)
23,669 7
CASH EQUIVALENTS — 1.0%
DWS Government Money Market
Series "Institutional Shares",
3.65% (b)
(Cost $1,055,730)
1,055,730 1,055,730
TOTAL INVESTMENTS — 99.4%
(Cost $56,470,359)
108,467,258
Other assets and liabilities,
net — 0.6%
667,859
NET ASSETS — 100.0%
109,135,117
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (b)(c)
16,653 — (16,653) (d) — — 390 — — —
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series "Institutional Shares", 3.65% (b)
2,111,418 7,057,608 (8,113,296) — — 12,923 — 1,055,730 1,055,730
2,128,071 7,057,608 (8,129,949) — — 13,313 — 1,055,730 1,055,730
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Securities are listed in country of domicile.
At August 31, 2026 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KPSC: Kuwaiti Public Shareholding Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
SAKP: Public Shareholding Company
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding Cash
Equivalents
Information Technology
45,009,287 41 .9
Financials
20,943,299 19 .5
Consumer Discretionary
8,579,003 8 .0
Industrials
7,043,942 6 .6
Materials
6,728,879 6 .2
Communication Services
6,536,327 6 .1
Energy
3,749,360 3 .5
Health Care
2,908,216 2 .7
Consumer Staples
2,895,790 2 .7
Utilities
1,996,390 1 .8
Real Estate
1,021,035 1 .0
Total
107,411,528 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
MSCI Emerging Markets Index
USD 23 1,969,663 1,967,765 9/18/2026 (1,898)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
9/2/2026 AED 2,212,300 USD 602,356 33 —
JP Morgan & Chase Co.
9/2/2026 AED 2,504,800 USD 681,972 14 —
JP Morgan & Chase Co.
9/2/2026 CNH 27,798,500 USD 4,124,369 — (13,421)
RBC Capital Markets
9/2/2026 CZK 2,354,610 USD 111,974 — (1,222)
RBC Capital Markets
9/2/2026 EUR 463,300 USD 533,660 — (4,487)
RBC Capital Markets
9/2/2026 EUR 52,100 USD 60,012 — (505)
The Bank of New York Mellon
9/2/2026 EUR 21,000 USD 24,189 — (204)

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
9/2/2026 HKD 13,445,000 USD 1,716,242 980 —
Citigroup Global Markets
9/2/2026 HKD 129,832,700 USD 16,574,162 10,593 —
RBC Capital Markets
9/2/2026 HUF 115,425,500 USD 363,719 — (3,326)
RBC Capital Markets
9/2/2026 HUF 6,007,000 USD 18,928 — (173)
JP Morgan & Chase Co.
9/2/2026 KWD 170,000 USD 548,428 — (1,734)
JP Morgan & Chase Co.
9/2/2026 KWD 16,000 USD 51,373 — (407)
Bank of America
9/2/2026 MXN 33,205,400 USD 1,909,045 — (44,622)
Morgan Stanley Capital
9/2/2026 PHP 19,348,600 USD 315,185 4,402 —
RBC Capital Markets
9/2/2026 PLN 4,283,500 USD 1,144,191 — (5,279)
RBC Capital Markets
9/2/2026 PLN 299,000 USD 79,866 — (370)
JP Morgan & Chase Co.
9/2/2026 QAR 1,992,200 USD 546,859 — (298)
Citigroup Global Markets
9/2/2026 SAR 9,352,000 USD 2,489,410 — (1,401)
Citigroup Global Markets
9/2/2026 SAR 677,000 USD 180,217 — (95)
JP Morgan & Chase Co.
9/2/2026 THB 29,360,000 USD 878,512 — (6,892)
RBC Capital Markets
9/2/2026 THB 6,648,600 USD 199,146 — (1,355)
Goldman Sachs & Co.
9/2/2026 TRY 19,463,200 USD 399,555 — (3,744)
Citigroup Global Markets
9/2/2026 USD 15,521 AED 57,000 — (2)
Citigroup Global Markets
9/2/2026 USD 586,812 AED 2,155,300 — (8)
JP Morgan & Chase Co.
9/2/2026 USD 681,968 AED 2,504,800 — (9)
JP Morgan & Chase Co.
9/2/2026 USD 3,742,855 CNH 25,144,500 — (111)
JP Morgan & Chase Co.
9/2/2026 USD 393,786 CNH 2,654,000 1,260 —
RBC Capital Markets
9/2/2026 USD 113,232 CZK 2,354,610 — (36)
RBC Capital Markets
9/2/2026 USD 24,394 EUR 21,000 — (1)
RBC Capital Markets
9/2/2026 USD 598,689 EUR 515,400 — (25)
JP Morgan & Chase Co.
9/2/2026 USD 18,276,849 HKD 143,277,700 1,982 —
RBC Capital Markets
9/2/2026 USD 386,236 HUF 121,432,500 — (89)
Bank of America
9/2/2026 USD 1,917,672 MXN 32,661,400 3,988 —
Bank of America
9/2/2026 USD 31,278 MXN 544,000 728 —
JP Morgan & Chase Co.
9/2/2026 USD 310,278 PHP 19,348,600 506 —
RBC Capital Markets
9/2/2026 USD 1,229,261 PLN 4,582,500 445 —
JP Morgan & Chase Co.
9/2/2026 USD 48,624 QAR 177,000 — (11)
JP Morgan & Chase Co.
9/2/2026 USD 886,313 THB 29,360,000 — (909)
RBC Capital Markets
9/2/2026 USD 200,567 THB 6,648,600 — (67)
Goldman Sachs & Co.
9/2/2026 USD 403,055 TRY 19,463,200 244 —
Citigroup Global Markets
9/2/2026 USD 1,284,715 ZAR 20,724,000 2,190 —
Goldman Sachs & Co.
9/2/2026 USD 2,060,708 ZAR 33,241,700 3,513 —
Citigroup Global Markets
9/2/2026 ZAR 20,724,000 USD 1,249,269 — (37,636)
Goldman Sachs & Co.
9/2/2026 ZAR 33,241,700 USD 2,003,870 — (60,351)
JP Morgan & Chase Co.
9/3/2026 BRL 231,000 USD 45,135 585 —
JP Morgan & Chase Co.
9/3/2026 BRL 9,484,300 USD 1,852,406 23,265 —
RBC Capital Markets
9/3/2026 BRL 10,164,300 USD 1,985,952 25,667 —
Goldman Sachs & Co.
9/3/2026 CLP 20,419,000 USD 21,996 118 —
Goldman Sachs & Co.
9/3/2026 CLP 204,944,000 USD 220,791 1,203 —
RBC Capital Markets
9/3/2026 CLP 232,592,000 USD 250,705 1,494 —
Goldman Sachs & Co.
9/3/2026 COP 90,591,000 USD 28,588 508 —
Goldman Sachs & Co.
9/3/2026 COP 495,896,400 USD 156,469 2,761 —
Citigroup Global Markets
9/3/2026 EGP 4,073,000 USD 78,774 — (1,249)
RBC Capital Markets
9/3/2026 IDR 8,695,360,900 USD 481,282 — (9,441)
RBC Capital Markets
9/3/2026 IDR 882,877,000 USD 48,775 — (1,050)
Morgan Stanley Capital
9/3/2026 INR 1,184,569,000 USD 12,384,800 — (57,928)
RBC Capital Markets
9/3/2026 INR 11,693,000 USD 122,161 — (662)

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/3/2026 KRW 5,526,745,800 USD 3,876,851 — (161,531)
JP Morgan & Chase Co.
9/3/2026 KRW 35,270,553,900 USD 24,741,265 — (1,030,858)
RBC Capital Markets
9/3/2026 MYR 273,000 USD 66,757 — (1,059)
RBC Capital Markets
9/3/2026 MYR 4,057,900 USD 997,747 — (10,277)
RBC Capital Markets
9/3/2026 TWD 103,005,800 USD 3,188,442 — (59,294)
RBC Capital Markets
9/3/2026 TWD 852,534,000 USD 26,389,339 — (490,749)
JP Morgan & Chase Co.
9/3/2026 USD 1,874,578 BRL 9,715,300 — (887)
RBC Capital Markets
9/3/2026 USD 1,962,047 BRL 10,164,300 — (1,761)
Goldman Sachs & Co.
9/3/2026 USD 241,380 CLP 225,363,000 86 —
RBC Capital Markets
9/3/2026 USD 249,215 CLP 232,592,000 — (3)
Goldman Sachs & Co.
9/3/2026 USD 182,100 COP 586,487,400 — (312)
Citigroup Global Markets
9/3/2026 USD 79,941 EGP 4,073,000 82 —
Morgan Stanley Capital
9/3/2026 USD 540,347 IDR 9,578,237,900 201 —
Morgan Stanley Capital
9/3/2026 USD 12,375,950 INR 1,177,150,826 — (11,142)
Morgan Stanley Capital
9/3/2026 USD 122,934 INR 11,693,000 — (111)
Morgan Stanley Capital
9/3/2026 USD 77,704 INR 7,418,174 216 —
JP Morgan & Chase Co.
9/3/2026 USD 10,304,733 KRW 14,808,416,000 515,747 —
JP Morgan & Chase Co.
9/3/2026 USD 63,401 KRW 89,480,783 1,982 —
JP Morgan & Chase Co.
9/3/2026 USD 168,681 KRW 239,756,158 6,509 —
RBC Capital Markets
9/3/2026 USD 18,754,609 KRW 25,659,646,759 — (5,156)
Morgan Stanley Capital
9/3/2026 USD 1,071,875 MYR 4,330,900 3,965 —
JP Morgan & Chase Co.
9/3/2026 USD 26,776,794 TWD 848,610,157 — (20,423)
JP Morgan & Chase Co.
9/3/2026 USD 2,994,443 TWD 96,463,000 47,000 —
RBC Capital Markets
9/3/2026 USD 152,429 TWD 4,901,658 2,119 —
RBC Capital Markets
9/3/2026 USD 173,664 TWD 5,564,985 1,798 —
Citigroup Global Markets
10/2/2026 AED 127,000 USD 34,579 — (1)
Citigroup Global Markets
10/2/2026 AED 2,155,300 USD 586,848 — (7)
JP Morgan & Chase Co.
10/2/2026 AED 2,504,800 USD 681,987 — (32)
RBC Capital Markets
10/2/2026 CZK 2,354,610 USD 113,251 28 —
RBC Capital Markets
10/2/2026 EUR 21,000 USD 24,422 — (1)
RBC Capital Markets
10/2/2026 EUR 515,400 USD 599,386 — (24)
The Bank of New York Mellon
10/2/2026 EUR 44,000 USD 51,169 — (3)
RBC Capital Markets
10/2/2026 HUF 121,432,500 USD 385,718 83 —
Bank of America
10/2/2026 MXN 32,661,400 USD 1,913,150 — (3,716)
JP Morgan & Chase Co.
10/2/2026 PHP 19,348,600 USD 309,365 — (1,193)
RBC Capital Markets
10/2/2026 PLN 4,582,500 USD 1,229,219 — (478)
JP Morgan & Chase Co.
10/2/2026 THB 29,360,000 USD 886,809 — (826)
RBC Capital Markets
10/2/2026 THB 6,648,600 USD 200,709 — (296)
Goldman Sachs & Co.
10/2/2026 TRY 19,463,200 USD 393,576 288 —
Goldman Sachs & Co.
10/2/2026 TRY 2,491,000 USD 50,372 37 —
Bank of America
10/2/2026 USD 97,471 MXN 1,664,000 187 —
JP Morgan & Chase Co.
10/2/2026 USD 45,947 THB 1,520,000 6 —
Citigroup Global Markets
10/2/2026 ZAR 20,724,000 USD 1,281,794 — (2,020)
Citigroup Global Markets
10/2/2026 ZAR 4,224,000 USD 261,251 — (418)
Goldman Sachs & Co.
10/2/2026 ZAR 33,241,700 USD 2,055,929 — (3,335)
JP Morgan & Chase Co.
10/5/2026 BRL 9,715,300 USD 1,862,167 1,866 —
RBC Capital Markets
10/5/2026 BRL 10,164,300 USD 1,948,999 2,723 —
Goldman Sachs & Co.
10/5/2026 CLP 17,245,000 USD 18,474 — (7)
Goldman Sachs & Co.
10/5/2026 CLP 225,363,000 USD 241,421 — (97)
RBC Capital Markets
10/5/2026 CLP 232,592,000 USD 249,247 — (19)
Goldman Sachs & Co.
10/5/2026 COP 586,487,400 USD 180,957 345 —

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
10/5/2026 EGP 4,073,000 USD 78,690 — (61)
JP Morgan & Chase Co.
10/5/2026 HKD 143,277,700 USD 18,294,935 — (3,345)
Morgan Stanley Capital
10/5/2026 IDR 9,578,237,900 USD 539,003 — (70)
JP Morgan & Chase Co.
10/5/2026 KWD 186,000 USD 601,714 — (569)
Morgan Stanley Capital
10/5/2026 MYR 4,330,900 USD 1,071,825 — (5,154)
JP Morgan & Chase Co.
10/5/2026 QAR 1,815,200 USD 498,339 — (342)
Citigroup Global Markets
10/5/2026 SAR 10,029,000 USD 2,670,554 — (265)
Citigroup Global Markets
10/5/2026 SAR 539,000 USD 143,523 — (18)
JP Morgan & Chase Co.
10/5/2026 TWD 848,610,157 USD 26,751,471 — (57,624)
JP Morgan & Chase Co.
10/5/2026 TWD 119,830,000 USD 3,781,319 — (4,322)
JP Morgan & Chase Co.
10/5/2026 USD 102,191 BRL 533,000 — (132)
The Bank of New York Mellon
10/5/2026 USD 487,789 HKD 3,820,000 70 —
Morgan Stanley Capital
10/5/2026 USD 20,434 IDR 363,015,000 — (4)
Morgan Stanley Capital
10/6/2026 INR 11,693,000 USD 122,622 90 —
Morgan Stanley Capital
10/6/2026 INR 1,177,150,826 USD 12,344,542 9,014 —
JP Morgan & Chase Co.
10/6/2026 KRW 5,726,043,000 USD 4,183,135 — (2,505)
RBC Capital Markets
10/6/2026 KRW 25,659,646,759 USD 18,760,719 3,953 —
JP Morgan & Chase Co.
10/9/2026 CNH 748,000 USD 111,619 — (54)
JP Morgan & Chase Co.
10/9/2026 CNH 25,144,500 USD 3,752,153 — (1,787)
Total unrealized appreciation (depreciation)
684,874 (2,141,408)
AED Arab Emirates Dirham
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
During the period ended August 31, 2026, the amount of transfers from Level 3 to Level 1 was $45,960. The investment was transferred from Level 3 to Level
1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $783. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEM-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 105,116,691 $ — $ 0 $ 105,116,691
Preferred Stocks (a)
2,294,025 — 796 2,294,821
Rights
9 — — 9
Warrants
7 — — 7
Short-Term Investments (a)
1,055,730 — — 1,055,730
Derivatives (b)
Forward Foreign Currency Contracts
— 684,874 — 684,874
TOTAL
$ 108,466,462 $ 684,874 $ 796 $ 109,152,132
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (2,141,408) $ — $ (2,141,408)
Futures Contracts
(1,898) — — (1,898)
TOTAL
$ (1,898) $ (2,141,408) $ — $ (2,143,306)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.